SUPPLEMENTAL CASH FLOW DISCLOSURE (Adjustments to reconcile net earnings to cash flows from operating activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Cash flow statement [Abstract]
Depreciation and amortization (note 20)	$ 147,190	$ 156,794
Non cash restructuring charges related to property, plant and equipment, right-of-use assets, and computer software (note 17)	23,933	13,061
Impairment of goodwill and intangible assets (note 10)	93,989	0
Loss on disposal of property, plant and equipment and software	25,909	1,399
Share-based compensation	2,090	16,272
Deferred income taxes (note 18)	(7,724)	(23,623)
Unrealized net (gain) loss on foreign exchange and financial derivatives	8,439	(330)
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	(1,708)	907
Other non-current assets	1,530	5,971
Other non-current liabilities	4,154	5,097
Adjustments to reconcile net earnings to cash flows from operating activities (note 21(a))	$ 297,802	$ 175,548